Goodwill	12 Months Ended
Feb. 28, 2022
Disclosure Of Reconciliation Of Changes In Goodwill [Abstract]
Goodwill
6	Goodwill

During the year ended February 28, 2022, the Group completed a business acquisition that was not material to our consolidated financial statements, either individually or in the aggregate. Accordingly,

pro forma historical results of operations related to the business acquisition during the year ended February 28, 2022 have not been presented. The Group has included the financial results of the business acquisition in the consolidated financial statements from the respective date of acquisition.

Goodwill generated from the business acquisition completed during the year ended February 28, 2022 was primarily attributable to expected synergies from future growth and potential monetization opportunities. The amount of goodwill generated during this period that was deductible for tax purposes was not material.

For the purpose of impairment testing, goodwill has been allocated to the Group’s CGU, which is the platform marketplace. The recoverable amount of the CGU was based on its value in use, determined by discounting the future cash flows to be generated from the continuing use of the CGU. The recoverable amount was determined to be higher than the carrying amount of the CGU. No impairment was recognised.